Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 2,693	$ 4,061	$ 8,106	$ 10,919
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	2,188	655	6,325	2,138
Depreciation	300	150	895	439
Amortization of other intangibles	203	195	610	589
Net securities losses (gains) (Note 5)	(10)	(23)	(8)	(47)
Deferred taxes	(214)	(3)	(630)	47
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	20	(46)	(135)	(59)
Securities sold under repurchase agreements	8,164	15,323	46,025	29,819
Securities purchased under reverse repurchase agreements	8,119	(12,695)	6,263	(35,265)
Securities sold short	5,052	(1,066)	4,127	(4,179)
Trading loans and securities	(12,941)	(9,356)	1,229	(14,264)
Loans net of securitization and sales	23,448	(12,978)	(42,653)	(31,624)
Deposits	8,692	(21,195)	199,534	(58,021)
Derivatives	4,211	2,439	2,208	9,740
Non-trading financial assets at fair value through profit or loss	(2,007)	(1,831)	(4,172)	(1,927)
Financial assets and liabilities designated at fair value through profit or loss	3,369	37,352	(7,137)	95,358
Securitization liabilities	506	170	1,351	(373)
Current taxes	908	142	198	(688)
Brokers, dealers and clients amounts receivable and payable	(545)	328	(5,724)	(748)
Other	8,503	3,130	(6,647)	(1,489)
Net cash from (used in) operating activities	60,331	4,449	208,985	(526)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 13)		1,749	3,000	1,749
Redemption or repurchase of subordinated notes and debentures	(1,493)	(105)	(1,562)	(82)
Common shares issued (Note 14)	10	38	56	82
Repurchase of common shares (Note 14)		(865)	(847)	(1,593)
Preferred shares issued (Note 14)		445		791
Sale of treasury shares (Note 14)	2,151	2,380	6,837	7,717
Purchase of treasury shares (Note 14)	(2,181)	(2,372)	(6,885)	(7,639)
Dividends paid	(908)	(1,317)	(3,660)	(3,819)
Redemption of non-controlling interests in subsidiaries				(1,000)
Distributions to non-controlling interests in subsidiaries				(11)
Repayment of lease liabilities1	(143)		(441)
Net cash from (used in) financing activities	(2,564)	(47)	(3,502)	(3,805)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(14,759)	(6,244)	(135,936)	(3,977)
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(16,133)	(5,941)	(45,642)	(17,292)
Proceeds from maturities	14,753	12,358	33,519	28,212
Proceeds from sales	1,852	1,439	8,753	6,353
Activities in debt securities at amortized cost (Note 5)
Purchases	(53,819)	(12,821)	(93,151)	(27,391)
Proceeds from maturities	10,401	6,973	27,870	18,680
Proceeds from sales	238	1	410	1,133
Net purchases of land, buildings, equipment, and other depreciable assets	(67)	(113)	(817)	(578)
Net cash acquired from (paid for) divestitures and acquisitions		(4)		(540)
Net cash from (used in) investing activities	(57,534)	(4,352)	(204,994)	4,600
Effect of exchange rate changes on cash and due from banks	(120)	(47)	58	8
Net increase (decrease) in cash and due from banks	113	3	547	277
Cash and due from banks at beginning of period	5,297	5,009	4,863	4,735
Cash and due from banks at end of period	5,410	5,012	5,410	5,012
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	197	848	1,542	2,798
Amount of interest paid during the period	1,673	4,649	8,978	13,644
Amount of interest received during the period	7,817	10,244	26,777	30,240
Amount of dividends received during the period	365	420	1,295	1,099
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)	$ (328)	$ (303)	$ (780)	$ (891)